RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2021
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

17. RELATED PARTY TRANSACTIONS

a)	Related parties

Shareholders of the Group

●	Mr. Michael Yufeng Chi
●	Mr. Tian Liang

Entities controlled by controlling shareholder

●	Hongen Education
●	Shihezi Happy Forever Equity Investment Co., Ltd. (“Shihezi Happy Forever”)
●	Subsidiaries and affiliates of Perfect World Holding Group Co., Ltd. (“Perfect World Group”)
●	Entities involved in the operation of kindergarten business of Hongen Education (“Hongen Kindergartens”)
b)	The Group had the following related party transactions:

	For the year ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Product sales to Hongen Kindergartens	1,624	1,326	2,157	338
Rental and property management services from Perfect World Group(1)	240	240	26,463	4,153
Research and development outsourcing, administrative, IP licensing and other services from Perfect World Group	2,059	1,303	3,979	624
Research and development outsourcing services from Hongen Kindergartens	—	381	459	72
Assets transferred to Perfect World Group(2)	—	8,405	429	67
Proceeds of loans from shareholders(3)	2,000	—	—	—
Repayments of loans from shareholders(3)	12,000	—	—	—
Repayments of loans from Shihezi Happy Forever(4)	51,819	—	—	—

17. RELATED PARTY TRANSACTIONS (Continued)

The Group had the following related party balances at the end of the year:

	As of December 31,
	2020	2021	2021
	RMB	RMB	US$
Amounts due from related parties, current:
Perfect World Group entities(5)	—	2,799	439
Hongen Education	322	46	7
	322	2,845	446
Amounts due from related parties, non-current:
Perfect World Group entities(5)	—	4,223	663
	—	4,223	663
Amounts due to related parties:
Hongen Education	127	—	—
Perfect World Group entities(1)	358	8,853	1,389
	485	8,853	1,389
Operating lease right-of-use assets leased from:
Perfect World Group entities(1)	174	32,944	5,170
	174	32,944	5,170
Current operating lease liabilities arising from offices leased from:
Perfect World Group entities(1)	174	23,270	3,652
	174	23,270	3,652
Non-current operating lease liabilities arising from offices leased from:
Perfect World Group entities(1)	—	5,501	863
	—	5,501	863
(1)	In January 2021, the Group entered into a lease arrangement with Perfect World Group to lease offices in Beijing. The Group accounted for the lease arrangement as operating leases in accordance with ASC 842 and measured ROU assets and operating lease liabilities arising from the lease accordingly. Lease payments due at December 31, 2021 pursuant to the lease contracts were recognized as amounts due to related parties as of December 31, 2021. Accompanying the lease arrangement, Perfect World Group also provided the Group with property management services.
(2)	In October 2020, the Group transferred certain intangible assets to Perfect World Group at the transaction price of RMB8,405. As the transaction was under common control, the difference between the transaction price and the carrying amount of the intangible assets was included in additional paid-in capital. No gain or loss was recognized. Perfect World Group has fully paid the consideration in 2020.

In December 2021, the Group transferred certain electronic equipment to Perfect World Group at the transaction price of RMB429 (US$67). As the transaction was under common control, the difference between the transaction price and the carrying amount of the intangible assets was included in additional paid-in capital. No gain or loss was recognized. Perfect World Group has fully paid the consideration in 2021.

17. RELATED PARTY TRANSACTIONS (Continued)

(3)	In January 2018, Mr. Michael Yufeng Chi and Mr. Tian Liang entered into a two-year loan facility agreement with the Group, respectively. The loan is unsecured and non-interest bearing. The Group withdrew RMB10,000 and RMB2,000 during the year ended December 31, 2018 and 2019, respectively. The Group fully repaid the loans from the two shareholders in 2019.
(4)	In May 2016 and January 2017, Shihezi Happy Forever provided the Group with an on-demand, unsecured and non-interest-bearing loan. The Group withdrew RMB24,700 during the year ended December 31, 2018, resulting in an accumulative balance of RMB51,819 as of December 31, 2018. The Group fully repaid the loans in 2019.
(5)	Amounts due from Perfect World Group entities primarily consist of rental deposits and royalty prepayments to Perfect World Group and its affiliates.